Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2021
Net Income (Loss) per Share
Net Income (Loss) per Share

3. Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Years Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2019	2020	2021
	Class A and Class B	Class A and Class B	Class A and Class B
Net income (loss) attributable to Class A and Class B ordinary shareholders—basic	829,151	(745,225)	1,314,131
Plus: interest expense for convertible notes	679	—	—
Net income (loss) attributable to Class A and Class B ordinary shareholders—diluted	829,830	(745,225)	1,314,131
Weighted average number of Class A and Class B ordinary shares outstanding—basic	30,580,181	31,020,439	33,585,818
Plus: share options and non-vested restricted shares	281,191	—	195,955
Plus: shares outstanding for convertible notes	62,723	—	—
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,924,095	31,020,439	33,781,773
Basic net income (loss) per share	27.12	(24.02)	39.12
Diluted net income (loss) per share	26.84	(24.02)	38.90

In January 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to four votes on all matters that are subject to shareholder vote. As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

Shares issuable to the investors of Camsing Incident (as defined in Note 15) are included in the computation of basic earnings per share as the shares will be issued for no cash consideration and all necessary conditions have been satisfied upon the settlement.

Diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2019	2020	2021
Share options	72,929	224,528	281,566
Non-vested restricted shares under share incentive plan	91,550	103,373	41,255
Total	164,479	327,901	322,821